Income Taxes - Additional Information (Detail)	Dec. 31, 2020 USD ($)
Income Tax Disclosure [Abstract]
Unrecognized Tax Benefits	$ 0
Unrecognized Tax Benefits Income Tax Penalties And Interest Accrued	$ 0